Capital Structure Financial Policies - (Tables)	12 Months Ended
Dec. 31, 2017
CAPITAL STRUCTURE FINANCIAL POLICIES
Schedule of components of ratios

($ millions)	Capital Measure Target	December 31, 2017	December 31, 2016

Components of ratios

Short-term debt		2 136	1 273

Current portion of long-term debt		71	54

Long-term debt		13 372	16 103

Total debt		15 579	17 430

Less: Cash and cash equivalents		2 672	3 016

Net debt		12 907	14 414

Shareholders' equity		45 383	44 630

Total capitalization (total debt plus shareholders' equity)		60 962	62 060

Funds from operations(1)		9 139	5 988

Net debt to funds from operations	<3.0 times	1.4	2.4

Total debt to total debt plus shareholders' equity		26%	28%

(1)	Funds from operations is calculated as cash flow from operating activities before changes in non-cash working capital, and is a non-GAAP financial measure.